Acquisitions - Additional Information (Details) $ in Thousands					36 Months Ended
	Sep. 09, 2020 USD ($)	Sep. 08, 2020 USD ($)	Apr. 01, 2020 USD ($)	Jul. 23, 2019 USD ($)	Dec. 31, 2021 Number
Business Acquisition [Line Items]
Number of acquisitions | Number					4
Number of businesses acquired | Number					2
Taurus Acquisition [Member]
Business Acquisition [Line Items]
Percentage share of post clinical acquire product revenues	25.00%
Business combination consideration transferred	$ 5,200
Payments to acquire businesses gross	4,600
Business combination consideration transferred liabilities incurred	500
Business combination consideration transferred earnout rights	4,500
Taurus Acquisition [Member] | Research and Development Expense [Member]
Business Acquisition [Line Items]
Business combination consideration transferred earnout rights	$ 25,000
xCella Acquisition [Member]
Business Acquisition [Line Items]
Percentage share of future milestone payments		25.00%
Business combination consideration transferred		$ 7,100
Business combination consideration transferred liabilities incurred		500
Business combination consideration transferred earnout rights		5,000
xCella Acquisition [Member] | Research and Development Expense [Member]
Business Acquisition [Line Items]
Business combination consideration transferred earnout rights		$ 25,750
Icagen Acquisition [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life			9 years 8 months 12 days
Business combination consideration transferred			$ 19,900
Payments to acquire businesses gross			15,100
Business combination contingent consideration revenue milestone payment			$ 4,800
Business combination cash flow discounted rate			17.00%
Ab Initio Acquisition [Member]
Business Acquisition [Line Items]
Business combination consideration transferred				$ 12,000
Payments to acquire businesses gross				$ 11,900
Business combination cash flow discounted rate				12.00%
Business combination consideration transferred to holdback for potential indemnification claims				$ 150
Technology-Based Intangible Assets [Member] | Taurus Acquisition [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life	10 years
Technology-Based Intangible Assets [Member] | xCella Acquisition [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life		15 years
Technology-Based Intangible Assets [Member] | Icagen Acquisition [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life			10 years
Finite lived intangible assets acquired			$ 1,700
Technology-Based Intangible Assets [Member] | Ab Initio Acquisition [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life				20 years
Customer Relationships [Member] | Icagen Acquisition [Member]
Business Acquisition [Line Items]
Acquired finite lived intangible assets weighted average useful life			9 years 7 months 6 days
Finite lived intangible assets acquired			$ 11,100
Earnout Rights [Member] | Icagen Acquisition [Member]
Business Acquisition [Line Items]
Business combination contingent consideration arrangements range of outcomes value high			$ 25,000